SCHEDULE OF FEDERAL INCOME TAX RATE (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory federal rate	21.00%		21.00%	34.69%
State income tax expense, net of federal income tax effect	6.98%		6.98%
Effect of income tax rate difference under different tax jurisdictions			8.79%	0.59%
Expenses not deductible for tax purpose			0.46%	(1.88%)
Effect of change in valuation allowance			2.10%	12.04%
Effect of tax payments and dues			(3.27%)	(1.38%)
Other adjustments			0.38%	3.53%
Effective tax rate	31.67%	31.07%	36.44%	47.59%